UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23840

Fidelity Cherry Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Hedged Equity Central Fund

Semi-Annual Report
July 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary July 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	7.5
Microsoft Corp.	6.5
Alphabet, Inc. Class A	3.7
Amazon.com, Inc.	3.1
NVIDIA Corp.	3.1
Tesla, Inc.	2.0
Meta Platforms, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.9
UnitedHealth Group, Inc.	1.5
JPMorgan Chase & Co.	1.5
32.7

Market Sectors (% of Fund's net assets)

Information Technology	28.0
Health Care	12.5
Financials	12.5
Consumer Discretionary	10.5
Communication Services	8.3
Industrials	7.9
Consumer Staples	6.4
Energy	4.1
Utilities	2.6
Real Estate	2.3
Materials	2.2

Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.6%
Frontier Communications Parent, Inc. (a)	6,201	112,920
Iridium Communications, Inc.	1,833	96,324
Verizon Communications, Inc.	73,128	2,492,202
		2,701,446
Entertainment - 1.4%
Activision Blizzard, Inc.	13,949	1,293,909
Madison Square Garden Sports Corp.	589	125,310
Netflix, Inc. (a)	5,717	2,509,591
Roku, Inc. Class A (a)	1,323	127,365
Spotify Technology SA (a)	560	83,670
The Walt Disney Co. (a)	23,729	2,109,271
World Wrestling Entertainment, Inc. Class A	1,293	135,765
		6,384,881
Interactive Media & Services - 5.6%
Alphabet, Inc. Class A (a)	128,618	17,070,181
IAC, Inc. (a)	1,342	93,403
Meta Platforms, Inc. Class A (a)	26,501	8,443,219
Pinterest, Inc. Class A (a)	3,368	97,638
		25,704,441
Media - 0.7%
Cable One, Inc.	126	91,216
Comcast Corp. Class A	55,558	2,514,555
Liberty Media Corp. Liberty SiriusXM Series A (a)	4,856	153,935
Nexstar Broadcasting Group, Inc. Class A	793	148,069
Sirius XM Holdings, Inc. (b)	26,255	133,901
The Trade Desk, Inc. (a)	1,080	98,561
		3,140,237
TOTAL COMMUNICATION SERVICES		37,931,005
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.1%
Autoliv, Inc.	1,350	136,256
Gentex Corp.	3,901	130,996
Lear Corp.	1,519	235,080
Visteon Corp. (a)	595	91,684
		594,016
Automobiles - 2.2%
Ford Motor Co.	72,622	959,337
Rivian Automotive, Inc. (a)	2,484	68,658
Tesla, Inc. (a)	33,840	9,049,831
		10,077,826
Broadline Retail - 3.2%
Amazon.com, Inc. (a)	106,440	14,228,899
Kohl's Corp.	4,766	135,593
Macy's, Inc.	6,732	111,684
		14,476,176
Distributors - 0.1%
LKQ Corp.	11,182	612,662
Diversified Consumer Services - 0.1%
H&R Block, Inc.	2,667	89,638
Service Corp. International	1,755	116,971
		206,609
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	1,361	207,131
ARAMARK Holdings Corp.	3,590	144,928
Booking Holdings, Inc. (a)	549	1,630,969
Boyd Gaming Corp.	2,893	197,650
Choice Hotels International, Inc.	841	109,961
Churchill Downs, Inc.	858	99,399
Hyatt Hotels Corp. Class A	1,321	166,908
Light & Wonder, Inc. Class A (a)	1,251	87,945
Marriott Vacations Worldwide Corp.	1,128	144,959
McDonald's Corp.	11,777	3,453,016
Penn Entertainment, Inc. (a)	3,566	93,750
Planet Fitness, Inc. (a)	1,276	86,181
Starbucks Corp.	15,770	1,601,759
Texas Roadhouse, Inc. Class A	2,122	236,709
Vail Resorts, Inc.	680	160,133
Wendy's Co.	4,710	101,218
Wyndham Hotels & Resorts, Inc.	2,357	183,657
		8,706,273
Household Durables - 0.4%
KB Home	1,642	88,619
Leggett & Platt, Inc.	4,097	119,878
NVR, Inc. (a)	144	908,127
Taylor Morrison Home Corp. (a)	1,770	85,703
Tempur Sealy International, Inc.	4,369	194,988
Toll Brothers, Inc.	3,349	269,025
TopBuild Corp. (a)	356	97,519
		1,763,859
Specialty Retail - 2.0%
AutoNation, Inc. (a)	1,044	168,063
Best Buy Co., Inc.	5,861	486,756
Burlington Stores, Inc. (a)	946	168,029
Five Below, Inc. (a)	428	89,170
Floor & Decor Holdings, Inc. Class A (a)	1,404	161,249
Gap, Inc. (b)	12,015	123,755
Lithia Motors, Inc. Class A (sub. vtg.)	486	150,918
Murphy U.S.A., Inc.	636	195,271
Penske Automotive Group, Inc. (b)	1,420	229,216
RH (a)	612	237,560
Ross Stores, Inc.	10,765	1,234,100
The Home Depot, Inc.	14,735	4,919,132
Ulta Beauty, Inc. (a)	1,518	675,206
Valvoline, Inc.	2,913	110,607
Williams-Sonoma, Inc.	1,220	169,141
		9,118,173
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	16,756	1,849,695
Ralph Lauren Corp.	2,669	350,520
		2,200,215
TOTAL CONSUMER DISCRETIONARY		47,755,809
CONSUMER STAPLES - 6.4%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	12,499	882,429
Keurig Dr. Pepper, Inc.	38,125	1,296,631
PepsiCo, Inc.	20,326	3,810,312
The Coca-Cola Co.	60,229	3,729,982
		9,719,354
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	5,775	125,491
BJ's Wholesale Club Holdings, Inc. (a)	2,838	188,188
Casey's General Stores, Inc.	801	202,381
Costco Wholesale Corp.	5,708	3,200,304
Performance Food Group Co. (a)	2,018	120,596
Target Corp.	9,045	1,234,371
U.S. Foods Holding Corp. (a)	3,917	167,373
Walmart, Inc.	17,511	2,799,308
		8,038,012
Food Products - 1.0%
Campbell Soup Co.	18,256	836,490
Darling Ingredients, Inc. (a)	1,404	97,227
Flowers Foods, Inc.	8,142	201,189
Ingredion, Inc.	924	102,804
Kellogg Co.	20,781	1,390,041
Post Holdings, Inc. (a)	2,579	219,989
The Hershey Co.	6,610	1,528,959
		4,376,699
Household Products - 1.5%
Colgate-Palmolive Co.	25,342	1,932,581
Procter & Gamble Co.	31,367	4,902,662
		6,835,243
TOTAL CONSUMER STAPLES		28,969,308
ENERGY - 4.1%
Energy Equipment & Services - 0.5%
Halliburton Co.	23,098	902,670
Schlumberger Ltd.	21,930	1,279,396
		2,182,066
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	1,525	246,837
Chesapeake Energy Corp.	1,434	120,944
Chevron Corp.	28,414	4,650,235
Chord Energy Corp.	563	88,301
CNX Resources Corp. (a)	5,215	106,386
Diamondback Energy, Inc.	7,594	1,118,748
Exxon Mobil Corp.	58,399	6,262,709
Kinder Morgan, Inc.	68,502	1,213,170
Marathon Oil Corp.	41,540	1,091,256
Matador Resources Co.	1,675	93,180
Murphy Oil Corp.	3,818	165,205
Occidental Petroleum Corp.	13,118	828,139
Ovintiv, Inc.	4,950	228,146
PDC Energy, Inc.	1,221	92,662
Range Resources Corp.	3,796	119,308
Southwestern Energy Co. (a)	14,756	95,619
		16,520,845
TOTAL ENERGY		18,702,911
FINANCIALS - 12.5%
Banks - 3.0%
Bank of America Corp.	123,592	3,954,944
Bank OZK	2,435	106,483
Columbia Banking Systems, Inc.	5,601	125,182
Commerce Bancshares, Inc.	2,382	126,675
Cullen/Frost Bankers, Inc.	1,194	129,645
First Citizens Bancshares, Inc.	70	100,191
First Horizon National Corp.	9,490	129,349
JPMorgan Chase & Co.	41,549	6,563,080
New York Community Bancorp, Inc.	10,011	138,853
Pinnacle Financial Partners, Inc.	2,746	208,421
Prosperity Bancshares, Inc.	2,366	149,815
Synovus Financial Corp.	3,040	103,056
U.S. Bancorp	38,762	1,538,076
Webster Financial Corp.	3,023	143,048
Wintrust Financial Corp.	1,937	163,405
		13,680,223
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	632	87,620
Ameriprise Financial, Inc.	3,018	1,051,622
Ares Management Corp.	2,124	210,743
Blackstone, Inc.	2,599	272,349
Carlyle Group LP	6,750	240,638
Charles Schwab Corp.	21,338	1,410,442
Evercore, Inc. Class A	1,544	208,533
Franklin Resources, Inc.	15,240	445,618
Houlihan Lokey	881	87,968
Interactive Brokers Group, Inc.	2,172	189,681
Jefferies Financial Group, Inc.	7,237	266,249
KKR & Co. LP	4,294	254,978
Lazard Ltd. Class A	2,746	96,385
LPL Financial	621	142,433
Morgan Stanley	25,973	2,378,088
SEI Investments Co.	3,474	218,827
Stifel Financial Corp.	2,622	166,602
Tradeweb Markets, Inc. Class A	2,256	184,518
		7,913,294
Consumer Finance - 0.5%
Ally Financial, Inc.	7,279	222,301
American Express Co.	10,264	1,733,384
SLM Corp.	5,661	91,595
		2,047,280
Financial Services - 5.0%
Apollo Global Management, Inc.	2,914	238,103
Berkshire Hathaway, Inc. Class B (a)	23,933	8,423,459
Block, Inc. Class A (a)	2,586	208,251
Equitable Holdings, Inc.	8,228	236,061
Fidelity National Information Services, Inc.	12,692	766,343
FleetCor Technologies, Inc. (a)	2,539	631,982
MasterCard, Inc. Class A	12,030	4,743,188
PayPal Holdings, Inc. (a)	17,042	1,292,124
The Western Union Co.	10,021	122,056
Visa, Inc. Class A	23,660	5,624,692
Voya Financial, Inc.	2,854	211,938
		22,498,197
Insurance - 2.1%
AFLAC, Inc.	19,155	1,385,673
American Financial Group, Inc.	2,253	273,987
Arch Capital Group Ltd. (a)	10,078	782,960
Arthur J. Gallagher & Co.	7,399	1,589,305
Axis Capital Holdings Ltd.	1,909	105,224
Fidelity National Financial, Inc.	8,046	315,162
Loews Corp.	12,748	798,662
Markel Group, Inc. (a)	261	378,374
Old Republic International Corp.	6,741	185,849
Prudential Financial, Inc.	18,601	1,794,810
Reinsurance Group of America, Inc.	700	98,245
RenaissanceRe Holdings Ltd.	525	98,049
Selective Insurance Group, Inc.	1,045	107,834
Unum Group	2,390	116,178
W.R. Berkley Corp.	14,488	893,765
Willis Towers Watson PLC	3,507	741,134
		9,665,211
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	13,132	133,815
Annaly Capital Management, Inc.	9,228	185,391
Rithm Capital Corp.	18,735	188,849
Starwood Property Trust, Inc. (b)	21,443	444,728
		952,783
TOTAL FINANCIALS		56,756,988
HEALTH CARE - 12.5%
Biotechnology - 2.0%
AbbVie, Inc.	24,667	3,689,690
Alnylam Pharmaceuticals, Inc. (a)	651	127,205
BioMarin Pharmaceutical, Inc. (a)	1,201	105,604
Gilead Sciences, Inc.	21,941	1,670,588
Horizon Therapeutics PLC (a)	1,131	113,405
Moderna, Inc. (a)	4,143	487,465
Neurocrine Biosciences, Inc. (a)	1,214	123,694
Regeneron Pharmaceuticals, Inc. (a)	1,627	1,207,088
Seagen, Inc. (a)	597	114,493
Vertex Pharmaceuticals, Inc. (a)	4,350	1,532,679
		9,171,911
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	28,136	3,132,381
Align Technology, Inc. (a)	1,406	531,313
Boston Scientific Corp. (a)	38,730	2,008,151
DexCom, Inc. (a)	6,876	856,475
Envista Holdings Corp. (a)	2,896	99,651
GE Healthcare Holding LLC	9,467	738,426
Globus Medical, Inc. (a)	2,569	154,834
ICU Medical, Inc. (a)	626	111,541
Inspire Medical Systems, Inc. (a)	268	77,133
Intuitive Surgical, Inc. (a)	5,476	1,776,414
Masimo Corp. (a)	641	78,394
Penumbra, Inc. (a)	365	110,726
ResMed, Inc.	4,539	1,009,247
The Cooper Companies, Inc.	2,049	801,692
		11,486,378
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	1,795	141,859
Centene Corp. (a)	12,311	838,256
Chemed Corp.	315	164,143
CVS Health Corp.	24,505	1,830,278
DaVita HealthCare Partners, Inc. (a)	2,962	302,094
Encompass Health Corp.	1,731	114,298
HCA Holdings, Inc.	4,332	1,181,813
Humana, Inc.	2,708	1,237,096
Tenet Healthcare Corp. (a)	1,283	95,879
UnitedHealth Group, Inc.	13,247	6,707,883
Universal Health Services, Inc. Class B	2,024	281,255
		12,894,854
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	3,563	106,071
Veeva Systems, Inc. Class A (a)	1,033	210,959
		317,030
Life Sciences Tools & Services - 1.3%
Avantor, Inc. (a)	6,807	140,020
Bruker Corp.	1,172	80,540
Danaher Corp.	9,863	2,515,657
ICON PLC (a)	357	89,753
QIAGEN NV (a)	3,412	159,750
Thermo Fisher Scientific, Inc.	5,531	3,034,638
		6,020,358
Pharmaceuticals - 3.7%
Elanco Animal Health, Inc. (a)	8,480	102,354
Eli Lilly & Co.	10,232	4,650,956
Jazz Pharmaceuticals PLC (a)	880	114,770
Johnson & Johnson	35,174	5,892,700
Merck & Co., Inc.	31,931	3,405,441
Pfizer, Inc.	74,148	2,673,777
Royalty Pharma PLC	3,467	108,794
		16,948,792
TOTAL HEALTH CARE		56,839,323
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	1,695	116,955
HEICO Corp.	1,842	324,155
Howmet Aerospace, Inc.	18,794	961,125
Lockheed Martin Corp.	4,496	2,006,880
Raytheon Technologies Corp.	22,847	2,008,937
The Boeing Co. (a)	7,714	1,842,489
Woodward, Inc.	950	114,361
		7,374,902
Air Freight & Logistics - 0.6%
GXO Logistics, Inc. (a)	1,556	104,361
United Parcel Service, Inc. Class B	13,751	2,573,225
		2,677,586
Building Products - 0.5%
Advanced Drain Systems, Inc.	757	92,346
Allegion PLC	5,914	691,110
Builders FirstSource, Inc. (a)	728	105,145
Carlisle Companies, Inc.	1,205	334,026
Fortune Brands Home & Security, Inc.	3,351	238,156
Lennox International, Inc.	901	331,063
Owens Corning	1,857	259,961
Trex Co., Inc. (a)	2,030	140,354
		2,192,161
Commercial Services & Supplies - 0.8%
Cintas Corp.	3,587	1,800,817
Clean Harbors, Inc. (a)	644	107,071
Driven Brands Holdings, Inc. (a)	3,610	93,391
RB Global, Inc.	1,863	120,126
Republic Services, Inc.	9,793	1,479,820
Tetra Tech, Inc.	651	110,156
		3,711,381
Construction & Engineering - 0.1%
AECOM	2,532	220,284
Willscot Mobile Mini Holdings (a)	2,049	98,250
		318,534
Electrical Equipment - 0.4%
AMETEK, Inc.	6,403	1,015,516
Hubbell, Inc. Class B	659	205,608
nVent Electric PLC	2,515	132,993
Regal Rexnord Corp.	1,129	176,327
Sensata Technologies, Inc. PLC	3,936	166,296
		1,696,740
Ground Transportation - 0.8%
J.B. Hunt Transport Services, Inc.	3,613	736,835
Knight-Swift Transportation Holdings, Inc. Class A	3,024	183,708
Landstar System, Inc.	997	202,979
Saia, Inc. (a)	251	106,208
Uber Technologies, Inc. (a)	4,830	238,892
Union Pacific Corp.	9,096	2,110,454
XPO, Inc. (a)	2,088	144,573
		3,723,649
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	13,674	2,654,534
Machinery - 1.7%
AGCO Corp.	720	95,832
Caterpillar, Inc.	7,487	1,985,328
CNH Industrial NV	6,009	86,289
Donaldson Co., Inc.	1,368	85,951
Dover Corp.	10,192	1,487,726
Graco, Inc.	4,383	347,703
IDEX Corp.	3,405	768,883
ITT, Inc.	2,074	206,570
Lincoln Electric Holdings, Inc.	1,556	312,305
Middleby Corp. (a)	1,935	293,830
Oshkosh Corp.	1,061	97,686
PACCAR, Inc.	14,173	1,220,720
Timken Co.	1,543	143,283
Toro Co.	857	87,114
Westinghouse Air Brake Tech Co.	6,907	818,065
		8,037,285
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	39,985	669,749
JetBlue Airways Corp. (a)	28,706	223,046
		892,795
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	2,486	301,005
CACI International, Inc. Class A (a)	513	179,776
Clarivate Analytics PLC (a)(b)	9,138	86,902
Genpact Ltd.	3,217	116,102
KBR, Inc.	3,176	195,292
Paylocity Holding Corp. (a)	580	131,573
Science Applications International Corp.	1,555	188,684
SS&C Technologies Holdings, Inc.	7,101	413,633
TransUnion Holding Co., Inc.	2,566	204,485
		1,817,452
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	2,050	86,797
Ferguson PLC	1,815	293,340
MSC Industrial Direct Co., Inc. Class A	885	89,314
SiteOne Landscape Supply, Inc. (a)	504	85,680
Watsco, Inc.	554	209,517
WESCO International, Inc.	729	127,991
		892,639
TOTAL INDUSTRIALS		35,989,658
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.8%
Ciena Corp. (a)	2,410	101,702
Cisco Systems, Inc.	62,205	3,237,148
Ubiquiti, Inc. (b)	489	86,871
		3,425,721
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	21,818	1,926,748
Arrow Electronics, Inc. (a)	1,489	212,242
Jabil, Inc.	1,489	164,788
TD SYNNEX Corp.	1,630	160,897
		2,464,675
IT Services - 1.5%
Accenture PLC Class A	8,882	2,809,821
Amdocs Ltd.	2,239	209,660
Cloudflare, Inc. (a)	1,922	132,176
Cognizant Technology Solutions Corp. Class A	14,214	938,550
GoDaddy, Inc. (a)	2,739	211,150
IBM Corp.	14,982	2,160,105
MongoDB, Inc. Class A (a)	242	102,463
Okta, Inc. (a)	1,887	145,035
Snowflake, Inc. (a)	557	98,984
Twilio, Inc. Class A (a)	1,913	126,315
		6,934,259
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	22,023	2,519,431
Broadcom, Inc.	5,598	5,030,643
Enphase Energy, Inc. (a)	2,322	352,549
Entegris, Inc.	3,030	332,421
GlobalFoundries, Inc. (a)	1,342	85,472
Intel Corp.	57,127	2,043,433
Lam Research Corp.	3,557	2,555,669
Lattice Semiconductor Corp. (a)	1,582	143,867
Micron Technology, Inc.	18,534	1,323,142
MKS Instruments, Inc.	1,757	191,812
NVIDIA Corp.	29,759	13,906,083
Qualcomm, Inc.	16,065	2,123,311
Skyworks Solutions, Inc.	6,583	752,898
Synaptics, Inc. (a)	1,009	91,123
Teradyne, Inc.	6,665	752,745
Texas Instruments, Inc.	14,832	2,669,760
Universal Display Corp.	856	124,873
Wolfspeed, Inc. (a)(b)	1,028	67,745
		35,066,977
Software - 10.0%
Adobe, Inc. (a)	5,940	3,244,250
Atlassian Corp. PLC (a)	620	112,803
Bentley Systems, Inc. Class B	1,603	86,370
Black Knight, Inc. (a)	1,918	134,874
Crowdstrike Holdings, Inc. (a)	1,173	189,627
Datadog, Inc. Class A (a)	1,034	120,688
DocuSign, Inc. (a)	2,306	124,109
Dolby Laboratories, Inc. Class A	2,554	226,310
Dropbox, Inc. Class A (a)	8,625	232,444
Dynatrace, Inc. (a)	2,359	129,014
Elastic NV (a)	1,781	118,347
Five9, Inc. (a)	1,080	94,770
Guidewire Software, Inc. (a)	1,271	107,806
HubSpot, Inc. (a)	222	128,882
Intuit, Inc.	4,043	2,068,803
Manhattan Associates, Inc. (a)	626	119,328
Microsoft Corp.	88,325	29,670,134
NCR Corp. (a)	3,458	92,951
Oracle Corp.	21,932	2,571,088
Palantir Technologies, Inc. (a)	5,647	112,036
Palo Alto Networks, Inc. (a)	5,114	1,278,295
Qualys, Inc. (a)	858	119,090
RingCentral, Inc. (a)	2,554	105,633
Salesforce, Inc. (a)	12,987	2,922,205
Splunk, Inc. (a)	1,673	181,236
Unity Software, Inc. (a)	1,941	88,975
VMware, Inc. Class A (a)	1,855	292,404
Workday, Inc. Class A (a)	1,725	409,049
Zoom Video Communications, Inc. Class A (a)	2,155	158,069
Zscaler, Inc. (a)	867	139,049
		45,378,639
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	174,350	34,251,059
TOTAL INFORMATION TECHNOLOGY		127,521,330
MATERIALS - 2.2%
Chemicals - 1.6%
Ashland, Inc.	1,469	134,208
Axalta Coating Systems Ltd. (a)	9,926	317,632
Celanese Corp. Class A	6,075	761,744
Dow, Inc.	24,829	1,402,094
Eastman Chemical Co.	6,760	578,521
Element Solutions, Inc.	4,709	98,701
Huntsman Corp.	5,748	171,118
Linde PLC	8,229	3,214,823
Olin Corp.	2,503	144,373
RPM International, Inc.	3,848	397,537
Westlake Corp.	912	125,400
		7,346,151
Construction Materials - 0.1%
Eagle Materials, Inc.	773	142,518
Knife River Holding Co.	2,906	126,324
		268,842
Containers & Packaging - 0.2%
Aptargroup, Inc.	1,468	178,303
Berry Global Group, Inc.	2,977	195,202
Crown Holdings, Inc.	2,863	265,572
Graphic Packaging Holding Co.	6,899	166,956
Silgan Holdings, Inc.	2,151	94,321
Sonoco Products Co. (b)	2,449	143,609
		1,043,963
Metals & Mining - 0.3%
Alcoa Corp.	3,218	116,459
Cleveland-Cliffs, Inc. (a)	5,689	100,411
Newmont Corp.	19,588	840,717
Reliance Steel & Aluminum Co.	475	139,109
Royal Gold, Inc.	524	62,953
Southern Copper Corp.	1,095	95,747
United States Steel Corp.	3,761	95,906
		1,451,302
TOTAL MATERIALS		10,110,258
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Agree Realty Corp.	2,084	135,002
American Homes 4 Rent Class A	10,557	395,676
American Tower Corp.	8,706	1,656,839
Americold Realty Trust	3,299	106,954
Apartment Income (REIT) Corp.	2,780	96,021
Brixmor Property Group, Inc.	7,347	167,071
CubeSmart	3,458	149,939
EastGroup Properties, Inc.	936	165,840
Equity Lifestyle Properties, Inc.	4,671	332,482
Extra Space Storage, Inc.	1,118	156,039
First Industrial Realty Trust, Inc.	2,979	154,014
Gaming & Leisure Properties	6,282	298,144
Healthcare Trust of America, Inc.	6,441	125,793
Healthpeak Properties, Inc.	40,517	884,486
Kilroy Realty Corp.	2,819	100,638
Kite Realty Group Trust	4,843	110,808
Lamar Advertising Co. Class A	2,122	209,441
Medical Properties Trust, Inc. (b)	9,847	99,356
Mid-America Apartment Communities, Inc.	9,588	1,434,940
NNN (REIT), Inc.	3,361	143,447
Omega Healthcare Investors, Inc.	4,621	147,410
Prologis (REIT), Inc.	17,920	2,235,520
Rexford Industrial Realty, Inc.	3,358	184,992
Spirit Realty Capital, Inc.	2,638	106,391
Stag Industrial, Inc.	3,458	125,525
Sun Communities, Inc.	2,575	335,523
Vornado Realty Trust	5,350	120,268
WP Carey, Inc.	4,971	335,692
		10,514,251
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	174	28,980
TOTAL REAL ESTATE		10,543,231
UTILITIES - 2.6%
Electric Utilities - 1.3%
Exelon Corp.	38,329	1,604,452
NextEra Energy, Inc.	34,850	2,554,505
OGE Energy Corp.	3,742	135,273
Xcel Energy, Inc.	26,489	1,661,655
		5,955,885
Multi-Utilities - 1.2%
Ameren Corp.	18,349	1,571,959
Black Hills Corp.	1,923	116,015
CMS Energy Corp.	24,513	1,497,009
DTE Energy Co.	13,755	1,572,197
NiSource, Inc.	27,984	779,075
		5,536,255
Water Utilities - 0.1%
Essential Utilities, Inc.	5,980	252,894
TOTAL UTILITIES		11,745,034
TOTAL COMMON STOCKS (Cost $411,277,054)		442,864,855

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	2,111,397	2,111,820
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	1,221,878	1,222,000
TOTAL MONEY MARKET FUNDS (Cost $3,333,820)		3,333,820

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares S&P 500 Index ETF (Cost $4,498,809)	10,158	4,674,508

Purchased Options - 1.1%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	120	55,067,520	2,650	05/17/24	153,600
S&P 500 Index	Chicago Board Options Exchange	344	157,860,224	3,050	05/17/24	724,120
S&P 500 Index	Chicago Board Options Exchange	94	43,136,224	3,940	08/18/23	9,870
S&P 500 Index	Chicago Board Options Exchange	90	41,300,640	4,150	09/15/23	76,950
S&P 500 Index	Chicago Board Options Exchange	279	128,031,984	4,220	09/15/23	302,715
S&P 500 Index	Chicago Board Options Exchange	360	165,202,560	3,000	06/21/24	828,000
S&P 500 Index	Chicago Board Options Exchange	120	55,067,520	2,900	06/21/24	243,600
S&P 500 Index	Chicago Board Options Exchange	246	112,888,416	4,250	08/18/23	58,425
S&P 500 Index	Chicago Board Options Exchange	406	186,311,776	4,350	10/20/23	1,520,470
S&P 500 Index	Chicago Board Options Exchange	426	195,489,696	3,100	07/19/24	1,224,750

						5,142,500
TOTAL PURCHASED OPTIONS (Cost 9,342,613)						5,142,500

For the period, the average monthly notional amount at value for purchased options in the aggregate was $608,320,568.
TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $428,452,296)	456,015,683
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(882,929)
NET ASSETS - 100.0%	455,132,754

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	328,083	336,719,888	334,936,151	63,196	-	-	2,111,820	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	7,235,270	6,013,270	3,621	-	-	1,222,000	0.0%
Total	328,083	343,955,158	340,949,421	66,817	-	-	3,333,820

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	37,931,005	37,931,005	-	-
Consumer Discretionary	47,755,809	47,755,809	-	-
Consumer Staples	28,969,308	28,969,308	-	-
Energy	18,702,911	18,702,911	-	-
Financials	56,756,988	56,756,988	-	-
Health Care	56,839,323	56,839,323	-	-
Industrials	35,989,658	35,989,658	-	-
Information Technology	127,521,330	127,521,330	-	-
Materials	10,110,258	10,110,258	-	-
Real Estate	10,543,231	10,543,231	-	-
Utilities	11,745,034	11,745,034	-	-

Money Market Funds	3,333,820	3,333,820	-	-

Equity Funds	4,674,508	4,674,508	-	-

Purchased Options	5,142,500	5,142,500	-	-
Total Investments in Securities:	456,015,683	456,015,683	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	5,142,500	0
Total Equity Risk	5,142,500	0
Total Value of Derivatives	5,142,500	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		July 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,195,709) - See accompanying schedule:
Unaffiliated issuers (cost $425,118,476)	$452,681,863
Fidelity Central Funds (cost $3,333,820)	3,333,820

Total Investment in Securities (cost $428,452,296)		$456,015,683
Dividends receivable		333,365
Distributions receivable from Fidelity Central Funds		12,462
Receivable from investment adviser for expense reductions		18,090
Total assets		456,379,600
Liabilities
Payable for investments purchased	$9,675
Other affiliated payables	12,374
Other payables and accrued expenses	2,797
Collateral on securities loaned	1,222,000
Total Liabilities		1,246,846
Net Assets		$455,132,754
Net Assets consist of:
Paid in capital		$431,753,425
Total accumulated earnings (loss)		23,379,329
Net Assets		$455,132,754
Net Asset Value, offering price and redemption price per share ($455,132,754 ÷ 4,154,006 shares)		$109.56

Statement of Operations
		Six months ended July 31, 2023 (Unaudited)
Investment Income
Dividends		$1,281,692
Income from Fidelity Central Funds (including $3,621 from security lending)		66,817
Total Income		1,348,509
Expenses
Custodian fees and expenses	$4,868
Independent trustees' fees and expenses	127,414
Total expenses before reductions	132,282
Expense reductions	(127,822)
Total expenses after reductions		4,460
Net Investment income (loss)		1,344,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,525,213)
Total net realized gain (loss)		(5,525,213)
Change in net unrealized appreciation (depreciation) on investment securities		26,288,618
Net gain (loss)		20,763,405
Net increase (decrease) in net assets resulting from operations		$22,107,454

Statement of Changes in Net Assets

	Six months ended July 31, 2023 (Unaudited)	For the period January 17, 2023 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,344,049	$54,857
Net realized gain (loss)	(5,525,213)	-
Change in net unrealized appreciation (depreciation)	26,288,618	1,274,769
Net increase (decrease) in net assets resulting from operations	22,107,454	1,329,626
Distributions to shareholders	(57,750)	-

Affiliated share transactions
Proceeds from sales of shares	326,695,674	105,000,000
Reinvestment of distributions	57,750	-

Net increase (decrease) in net assets resulting from share transactions	326,753,424	105,000,000
Total increase (decrease) in net assets	348,803,128	106,329,626

Net Assets
Beginning of period	106,329,626	-
End of period	$455,132,754	$106,329,626

Other Information
Shares
Sold	3,103,414	1,050,000
Issued in reinvestment of distributions	592	-
Net increase (decrease)	3,104,006	1,050,000

Fidelity® Hedged Equity Central Fund

	Six months ended (Unaudited) July 31, 2023	Years ended January 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$101.27	$100.00
Income from Investment Operations
Net investment income (loss) B,C	.83	.05
Net realized and unrealized gain (loss)	7.52	1.22
Total from investment operations	8.35	1.27
Distributions from net investment income	(.06)	-
Total distributions	(.06)	-
Net asset value, end of period	$109.56	$101.27
Total Return D,E	8.25%	1.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.16% H	.01% H
Expenses net of fee waivers, if any	.01% H	.01% H
Expenses net of all reductions	.01% H	.01% H
Net investment income (loss)	1.61% H	1.25% H
Supplemental Data
Net assets, end of period (000 omitted)	$455,133	$106,330
Portfolio turnover rate I	37% H	-% J

AFor the period January 17, 2023 (commencement of operations) through January 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended July 31, 2023

1. Organization.
Fidelity Hedged Equity Central Fund (the Fund) is a fund of Fidelity Cherry Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, capital loss carryforwards and losses deferred due to options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,123,795
Gross unrealized depreciation	(8,040,735)
Net unrealized appreciation (depreciation)	$27,083,060
Tax cost	$428,932,623

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(354,347)
Long-term	(531,520)
Total capital loss carryforward	$(885,867)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Hedged Equity Central Fund	351,515,571	36,760,776
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) provides the Fund with investment management related services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Hedged Equity Central Fund	$3,036

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Hedged Equity Central Fund	3,204,738	599,906	54,618
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Hedged Equity Central Fund	$410	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .00% of average net assets. Some expenses, for example custodian fees and expenses, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $127,414.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $408.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® Hedged Equity Central Fund	.0058%
Actual		$ 1,000	$ 1,082.50	$ .03
Hypothetical-B		$ 1,000	$ 1,024.77	$ .03

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9907613.100
HEC-SANN-0923

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Cherry Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Cherry Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Cherry Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023